Share-Based Payments (Rights to Receive Cash) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining total expected expense	$ 22,618
ecoATM [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2015	4,588
2016	2,953
2017	513
Remaining total expected expense	$ 8,054